Stock-based Compensation (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	(0)	(0)	(0)
Number of options, granted	(0)	(0)	54,909
Fair value of stock option			$ 50,000
Stock-based compensation expense		$ (0)	49,692
Options issued to consultants			$ 101,419
Number of options cancelled/forfeited			332,512
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and reserved for issuance	1,400,000	1,400,000
Percentage of stock issued and outstanding	5.00%	5.00%